Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,145,700.00
Previously Paid Amount	0.00
Total Fee Amount	2,318.81
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,318.81
Narrative - Max Aggregate Offering Price	$ 15,145,700.00
Final Prospectus	true